Share Based Compensation - Schedule of Assumptions Used to Determine the Fair Value of Stock Options Under Binomial Option Pricing Model (Details)	12 Months Ended
	Dec. 31, 2025 ¥ / shares $ / shares	Dec. 31, 2024 ¥ / shares $ / shares	Dec. 31, 2023 $ / shares ¥ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, Minimum	60.12%	57.71%	49.00%
Expected volatility, Maximum	85.13%	66.26%	51.00%
Risk-free interest rate (per annum), Minimum	1.71%	1.67%	2.40%
Risk-free interest rate (per annum), Maximum	2.34%	2.24%	2.97%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples | $ / shares	$ 2.2	$ 2.2	$ 2.2
Fair value of underlying ordinary shares	$ 21.09	$ 11.65	$ 18.8
Fair value of share option	$ 20.38	$ 10.93	$ 18.1
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples | $ / shares	$ 2.8	$ 2.8	$ 2.8
Fair value of underlying ordinary shares	$ 40.06	$ 29.22	$ 32.19
Fair value of share option	$ 39.36	$ 28.5	$ 31.48